Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
February 29, 2024
AXS3-NPRT1-0424
1.967935.110
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 20.7%
Entertainment - 5.1%
Netflix, Inc. (a)	13,400	8,079,128
Roku, Inc. Class A (a)(b)	291,796	18,435,671
Sea Ltd. ADR (a)	382,640	18,565,693
		45,080,492
Interactive Media & Services - 13.4%
Alphabet, Inc.:
Class A (a)	98,200	13,596,772
Class C (a)	249,460	34,869,519
Epic Games, Inc. (a)(c)(d)	2,200	1,509,332
Meta Platforms, Inc. Class A	124,189	60,868,755
Snap, Inc. Class A (a)	191,200	2,107,024
Zoominfo Technologies, Inc. (a)	343,782	5,761,786
		118,713,188
Media - 0.3%
Magnite, Inc. (a)	207,102	2,489,366
The Trade Desk, Inc. (a)	3,300	281,919
		2,771,285
Wireless Telecommunication Services - 1.9%
T-Mobile U.S., Inc.	101,224	16,529,879
TOTAL COMMUNICATION SERVICES		183,094,844
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(c)(d)	77,208	2,517
Rad Power Bikes, Inc. (a)(c)(d)	13,874	5,966
Rad Power Bikes, Inc. warrants 10/6/33 (a)(c)(d)	18,888	44,576
Rivian Automotive, Inc. (a)	5,600	63,392
Tesla, Inc. (a)	260	52,489
		168,940
Broadline Retail - 5.6%
Amazon.com, Inc. (a)	281,280	49,719,053
Hotels, Restaurants & Leisure - 1.0%
Domino's Pizza, Inc.	6,000	2,690,100
Doordash, Inc. (a)	1,900	236,683
Hilton Worldwide Holdings, Inc.	18,000	3,677,760
Planet Fitness, Inc. (a)	40,183	2,493,355
Sonder Holdings, Inc.:
Stage 1 rights (a)(d)	1,133	11
Stage 2 rights (a)(d)	1,132	0
Stage 3 rights (a)(d)	1,132	0
Stage 4 rights (a)(d)	1,132	0
Stage 5:
rights (a)(d)	1,132	0
rights (a)(d)	1,132	0
		9,097,909
Household Durables - 0.0%
D.R. Horton, Inc.	600	89,664
Lennar Corp. Class A	800	126,808
		216,472
Specialty Retail - 2.9%
Carvana Co. Class A (a)(b)	87,200	6,621,096
Floor & Decor Holdings, Inc. Class A (a)(b)	63,100	7,642,672
Lowe's Companies, Inc.	39,700	9,554,599
Wayfair LLC Class A (a)	21,586	1,286,526
		25,104,893
Textiles, Apparel & Luxury Goods - 1.2%
Bombas LLC (a)(c)(d)	174,908	474,001
lululemon athletica, Inc. (a)	12,001	5,605,547
LVMH Moet Hennessy Louis Vuitton SE	5,100	4,654,952
		10,734,500
TOTAL CONSUMER DISCRETIONARY		95,041,767
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
The Coca-Cola Co.	16,900	1,014,338
Consumer Staples Distribution & Retail - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	46,000	3,359,840
Maplebear, Inc. (NASDAQ)	18,285	594,994
		3,954,834
Food Products - 0.0%
Bowery Farming, Inc. warrants (a)(c)(d)	7,445	30,748
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(c)(d)(e)	795,007	850,657
Class B (a)(c)(d)	709	759
		851,416
TOTAL CONSUMER STAPLES		5,851,336
FINANCIALS - 6.8%
Banks - 0.1%
Starling Bank Ltd. Series D (a)(c)(d)	244,400	968,709
Capital Markets - 1.6%
Coinbase Global, Inc. (a)	27,200	5,536,832
LPL Financial	33,300	8,920,737
		14,457,569
Financial Services - 5.1%
Apollo Global Management, Inc.	7,700	860,860
Block, Inc. Class A (a)	85,279	6,777,122
Dlocal Ltd. (a)	193,556	3,224,643
Fiserv, Inc. (a)	51,300	7,657,551
Global Payments, Inc.	69,200	8,975,240
Marqeta, Inc. Class A (a)	876,088	5,720,855
PayPal Holdings, Inc. (a)	1,400	84,476
Visa, Inc. Class A	40,626	11,482,533
		44,783,280
TOTAL FINANCIALS		60,209,558
HEALTH CARE - 9.8%
Biotechnology - 2.0%
AbbVie, Inc.	500	88,025
Alnylam Pharmaceuticals, Inc. (a)	4,063	613,879
ALX Oncology Holdings, Inc. (a)	35,600	522,252
Argenx SE ADR (a)	3,990	1,516,240
Ascendis Pharma A/S sponsored ADR (a)	8,116	1,199,220
Celldex Therapeutics, Inc. (a)	34,400	1,653,264
Cytokinetics, Inc. (a)	34,041	2,459,122
Keros Therapeutics, Inc. (a)	10,100	681,750
Moderna, Inc. (a)	29,800	2,748,752
Nuvalent, Inc. Class A (a)	14,400	1,211,328
Regeneron Pharmaceuticals, Inc. (a)	800	772,872
Vaxcyte, Inc. (a)	48,102	3,550,890
Zentalis Pharmaceuticals, Inc. (a)	35,100	523,341
		17,540,935
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	2,200	90,024
Blink Health LLC Series A1 (a)(c)(d)	1,597	75,730
Boston Scientific Corp. (a)	221,301	14,652,339
Inspire Medical Systems, Inc. (a)	300	53,712
Penumbra, Inc. (a)	14,895	3,499,133
TransMedics Group, Inc. (a)	45,899	3,745,358
		22,116,296
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)(b)	673,683	4,129,677
Alignment Healthcare, Inc. (a)	40,903	245,418
Centene Corp. (a)	44,587	3,496,958
Humana, Inc.	10,819	3,790,112
UnitedHealth Group, Inc.	26,591	13,125,318
		24,787,483
Life Sciences Tools & Services - 0.6%
Danaher Corp.	10,397	2,631,897
Thermo Fisher Scientific, Inc.	5,200	2,964,936
		5,596,833
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	2,700	173,232
Eli Lilly & Co.	19,700	14,847,496
Merck & Co., Inc.	2,100	267,015
Novo Nordisk A/S Series B	6,100	728,131
Structure Therapeutics, Inc. ADR	10,900	442,213
		16,458,087
TOTAL HEALTH CARE		86,499,634
INDUSTRIALS - 7.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Class A (a)(c)(d)	3,000	291,000
The Boeing Co. (a)	16,800	3,422,496
		3,713,496
Building Products - 0.8%
Builders FirstSource, Inc. (a)	38,100	7,436,358
Commercial Services & Supplies - 0.4%
ACV Auctions, Inc. Class A (a)	153,400	2,722,850
Veralto Corp.	3,665	316,729
		3,039,579
Electrical Equipment - 1.8%
Eaton Corp. PLC	4,500	1,300,500
Nextracker, Inc. Class A	81,008	4,555,890
Sunrun, Inc. (a)	4,300	51,772
Vertiv Holdings Co.	151,700	10,257,954
		16,166,116
Ground Transportation - 3.9%
Bird Global, Inc.:
Stage 1 rights (a)(d)	152	0
Stage 2 rights (a)(d)	152	0
Stage 3 rights (a)(d)	152	0
Lyft, Inc. (a)	330,410	5,246,911
Uber Technologies, Inc. (a)	373,176	29,667,492
		34,914,403
Machinery - 0.1%
Symbotic, Inc. (a)(b)	10,100	397,940
TOTAL INDUSTRIALS		65,667,892
INFORMATION TECHNOLOGY - 40.0%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	5,300	1,470,962
Lumentum Holdings, Inc. (a)	40,800	1,977,576
		3,448,538
Electronic Equipment, Instruments & Components - 2.2%
Flex Ltd. (a)	551,990	15,538,519
Jabil, Inc.	25,400	3,659,886
		19,198,405
IT Services - 1.5%
Accenture PLC Class A	2,100	787,038
EPAM Systems, Inc. (a)	19,300	5,874,920
MongoDB, Inc. Class A (a)	15,000	6,713,700
Snowflake, Inc. (a)	2,300	433,044
		13,808,702
Semiconductors & Semiconductor Equipment - 18.3%
Advanced Micro Devices, Inc. (a)	67,700	13,034,281
Applied Materials, Inc.	12,366	2,493,233
Arm Holdings Ltd. ADR (b)	3,500	493,640
Broadcom, Inc.	200	260,098
First Solar, Inc. (a)	16,500	2,539,185
GlobalFoundries, Inc. (a)	32,000	1,749,440
Marvell Technology, Inc.	201,177	14,416,344
Micron Technology, Inc.	3,000	271,830
NVIDIA Corp.	112,576	89,061,125
NXP Semiconductors NV	66,828	16,688,956
ON Semiconductor Corp. (a)	162,342	12,812,031
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	62,900	8,093,343
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	1,910	3,495
		161,917,001
Software - 15.9%
Adobe, Inc. (a)	11,400	6,387,192
Cadence Design Systems, Inc. (a)	600	182,628
Confluent, Inc. (a)	4,700	159,189
Convoy, Inc. warrants (a)(c)(d)	6,152	0
CoreWeave, Inc. (c)(d)	433	157,677
Datadog, Inc. Class A (a)	33,100	4,351,326
DoubleVerify Holdings, Inc. (a)	43,840	1,354,218
Dynatrace, Inc. (a)	7,847	388,819
HubSpot, Inc. (a)	6,074	3,758,652
Intapp, Inc. (a)	88,779	3,482,800
Intuit, Inc.	6,313	4,184,825
Klaviyo, Inc. Class A	1,600	42,400
Manhattan Associates, Inc. (a)	300	75,999
Microsoft Corp.	229,983	95,130,165
Oracle Corp.	76,200	8,510,016
Pegasystems, Inc.	1,300	84,552
Salesforce, Inc.	19,579	6,046,387
Samsara, Inc. (a)	9,600	331,680
ServiceNow, Inc. (a)	7,468	5,760,367
Stripe, Inc. Class B (a)(c)(d)	2,500	63,475
Synopsys, Inc. (a)	600	344,238
		140,796,605
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	77,113	13,938,175
Pure Storage, Inc. Class A (a)	29,200	1,537,380
		15,475,555
TOTAL INFORMATION TECHNOLOGY		354,644,806
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	11,800	2,346,548
UTILITIES - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp.	26,233	4,418,949
PG&E Corp.	196,300	3,276,247
		7,695,196
TOTAL COMMON STOCKS (Cost $421,063,451)		861,051,581

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	4,644	1,026,928

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	1,809	778
Series C(a)(c)(d)	7,117	5,267
Series D(a)(c)(d)	12,697	13,713
		19,758
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(c)(d)	2,400	116,784

Food Products - 0.0%
Bowery Farming, Inc.:
Series C1(a)(c)(d)	13,745	109,410
Series D1(c)(d)	7,445	39,607
		149,017
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	70,175	75,087
Series D(a)(c)(d)	938	1,004
		76,091
TOTAL CONSUMER STAPLES		341,892

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(c)(d)	5,401	143,451
Tenstorrent Holdings, Inc. Series C1 (c)(d)	2,264	137,085
		280,536
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(c)(d)	15,631	741,222

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(c)(d)	5,837	274,689

TOTAL HEALTH CARE		1,015,911

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(c)(d)	36,263	777,479
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	3,290	3,191,300
Series N(a)(c)(d)	2,559	2,482,230
		6,451,009
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(c)(d)	15,188	1,727,483

TOTAL INDUSTRIALS		8,178,492

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(c)(d)	12,100	113,861
Enevate Corp. Series E (a)(c)(d)	285,844	240,109
VAST Data Ltd.:
Series A(c)(d)	2,512	37,981
Series A1(c)(d)	6,183	93,487
Series A2(c)(d)	7,112	107,533
Series B(c)(d)	5,659	85,564
Series C(c)(d)	165	2,495
Series E(c)(d)	5,408	81,769
		762,799
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(c)(d)	19,716	113,761
Series F(a)(c)(d)	13,160	94,489
		208,250
Semiconductors & Semiconductor Equipment - 0.1%
SiMa.ai:
Series B(a)(c)(d)	40,700	277,167
Series B1(a)(c)(d)	5,810	45,260
Xsight Labs Ltd.:
Series D(a)(c)(d)	17,400	89,262
Series D1(c)(d)	6,366	47,172
		458,861
Software - 0.2%
Convoy, Inc. Series D (a)(c)(d)	93,888	1
Databricks, Inc.:
Series G(a)(c)(d)	6,600	541,530
Series I(c)(d)	104	8,533
Moloco, Inc. Series A (c)(d)	11,676	552,508
Mountain Digital, Inc. Series D (a)(c)(d)	28,106	468,527
Stripe, Inc. Series H (a)(c)(d)	5,729	145,459
		1,716,558
TOTAL INFORMATION TECHNOLOGY		3,146,468

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	23,194	580,778

TOTAL CONVERTIBLE PREFERRED STOCKS		14,590,763
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	1,387,600	45,236
Waymo LLC Series A2 (a)(c)(d)	2,896	150,882
		196,118
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd. Series E (a)(c)(d)	53,240	1,414,054

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	17,900	200,838

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,811,010
TOTAL PREFERRED STOCKS (Cost $14,209,755)		16,401,773

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	47,700	64,638
4% 6/12/27 (c)(d)	13,100	17,752
5.5% 10/29/26 (c)(d)(g)	413,150	425,545
		507,935
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d)	40,971	0
TOTAL CONVERTIBLE BONDS (Cost $514,921)		507,935

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (c)(d)	18,888	34,676
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (c)(d)(h)	14,864	15,470
TOTAL PREFERRED SECURITIES (Cost $33,752)		50,146

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	2,234,923	2,235,370
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	10,885,035	10,886,123
TOTAL MONEY MARKET FUNDS (Cost $13,121,493)		13,121,493

Equity Funds - 0.9%
	Shares	Value ($)
Domestic Equity Funds - 0.9%
iShares Russell 1000 Growth Index ETF (b) (Cost $7,474,020)	24,300	8,046,702

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $456,417,392)	899,179,630
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(13,613,595)
NET ASSETS - 100.0%	885,566,035

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,438,496 or 2.4% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	290,767

Beta Technologies, Inc. Series A	4/09/21	1,112,825

Blink Health LLC Series A1	12/30/20	43,263

Blink Health LLC Series C	11/07/19 - 7/14/21	596,729

Bombas LLC	2/16/21 - 11/12/21	830,401

Bowery Farming, Inc. Series C1	5/18/21	828,127

Bowery Farming, Inc. Series D1	10/25/23	70,343

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	508,862

CelLink Corp. Series D	1/20/22	251,969

Circle Internet Financial Ltd. Series E	5/11/21	864,100

Circle Internet Financial Ltd. Series F	5/09/22	227,598

Convoy, Inc. Series D	10/30/19	1,271,244

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	40,971

CoreWeave, Inc.	11/29/23	134,169

Databricks, Inc. Series G	2/01/21	390,209

Databricks, Inc. Series I	9/14/23	7,644

Diamond Foundry, Inc. Series C	3/15/21	556,656

Enevate Corp. Series E	1/29/21	316,911

Enevate Corp. 6%	11/02/23	14,864

Epic Games, Inc.	7/13/20 - 3/29/21	1,730,000

GoBrands, Inc. Series G	3/02/21	599,322

Gupshup, Inc.	6/08/21	409,287

JUUL Labs, Inc. Class A	2/23/24	848,583

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Moloco, Inc. Series A	6/26/23	700,560

Mountain Digital, Inc. Series D	11/05/21	645,463

Neutron Holdings, Inc.	2/04/21	772

Neutron Holdings, Inc. Series 1C	7/03/18	253,709

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	47,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	13,100

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	413,150

Rad Power Bikes, Inc.	1/21/21	66,926

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	8,726

Rad Power Bikes, Inc. Series C	1/21/21	34,331

Rad Power Bikes, Inc. Series D	9/17/21	121,686

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	18,888

Relativity Space, Inc. Series E	5/27/21	828,069

SiMa.ai Series B	5/10/21	208,685

SiMa.ai Series B1	4/25/22 - 10/17/22	41,198

Space Exploration Technologies Corp. Class A	2/16/21	125,997

Space Exploration Technologies Corp. Series I	4/05/18	556,010

Space Exploration Technologies Corp. Series N	8/04/20	690,930

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	468,193

Stripe, Inc. Class B	5/18/21	100,321

Stripe, Inc. Series H	3/15/21 - 5/25/23	229,877

Tenstorrent Holdings, Inc. Series C1	4/23/21	134,645

VAST Data Ltd. Series A	11/28/23	27,632

VAST Data Ltd. Series A1	11/28/23	68,013

VAST Data Ltd. Series A2	11/28/23	78,232

VAST Data Ltd. Series B	11/28/23	62,249

VAST Data Ltd. Series C	11/28/23	1,815

VAST Data Ltd. Series E	11/28/23	118,976

Waymo LLC Series A2	5/08/20	248,671

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	139,130

Xsight Labs Ltd. Series D1	1/11/24	50,903

Yanka Industries, Inc. Series E	5/15/20	238,154

Yanka Industries, Inc. Series F	4/08/21	419,499

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,286,935	37,969,464	37,021,029	29,174	-	-	2,235,370	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	12,523,731	51,501,226	53,138,834	7,044	-	-	10,886,123	0.0%
Total	13,810,666	89,470,690	90,159,863	36,218	-	-	13,121,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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